Employee benefits (Details 6) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		$ 23,805		$ 20,447		$ 27,217
Fair Value of Plan Assets		(12,559)		(10,567)		(11,575)
Actuarial Liability Net		11,246		9,880
Actuarial Liability		9,880	[1],[2]	16,069	[3]
Euro Per Dollar		1,228		2,098
Current Service Cost For Defined Benefits Plan		129		199
Net Interest1		1,099		1,031
Disclosure of Foreign Currency Exchange Exposure		1,583		(5,169)
Reasonably Possible Scenario		1,583		(5,169)
Cash Effects1		(2,130)		(2,239)
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan by plan participants		(782)		(870)	[4]
Payments Related To Term Of Financial Commitment Actuarial Liability		(1,348)		(928)
Investments in Associates Quoted Stock Exchange Price		685		(879)
Others changes		(9)
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)		694		(879)
Actuarial Liability		11,246		9,880	[1],[2]
Past Service Cost				844
Present Value Of Obligation				82
PlanAssets Transferred To PP]				518
Sponsor Contribution For PP				244
Payments Of Obligations With Contribution For Revision Of Lump Sum Death Benefit				(441)
Line of credit facility amount withdrawn
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		12,771	[1],[5]	11,481	[6]	15,847	[7]
Fair Value of Plan Assets		(8,881)	[1]	(7,431)	[6],[8]	(8,650)	[9]
Actuarial Liability Net		3,890	[1]	4,050	[6]
Actuarial Liability	[6]	4,050	[1],[2]	7,524	[3]
Euro Per Dollar		457	[1]	469
Current Service Cost For Defined Benefits Plan		10	[1]	13	[6]
Net Interest1		447	[1]	438	[6]
Disclosure of Foreign Currency Exchange Exposure		420	[1]	(2,223)	[6]
Reasonably Possible Scenario		420	[1]	(2,223)	[6]
Cash Effects1		(1,325)	[1]	(1,339)	[6]
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan by plan participants		(304)	[1]	(475)	[4],[6]
Payments Related To Term Of Financial Commitment Actuarial Liability		(1,021)	[1]	(524)	[6]
Investments in Associates Quoted Stock Exchange Price		288	[1]	(381)	[6]
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)		288	[1]	(381)	[6]
Actuarial Liability	[1]	3,890		4,050	[2],[6]
Past Service Cost	[6]			(1)
Present Value Of Obligation	[6]			(730)
PlanAssets Transferred To PP]	[6]			496
Sponsor Contribution For PP	[6]			233
Payments Of Obligations With Contribution For Revision Of Lump Sum Death Benefit	[6]			(340)
Petroleo Brasileiro S-A [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		4,119	[1],[5]	3,485	[6]	4,811	[7]
Fair Value of Plan Assets		(2,739)	[1]	(2,316)	[6],[8]	(2,213)	[9]
Actuarial Liability Net		1,380	[1]	1,169	[6]
Actuarial Liability	[6]	1,169	[1],[2]	2,696	[3]
Euro Per Dollar		129	[1]	178	[6]
Current Service Cost For Defined Benefits Plan		1	[1]	1	[6]
Net Interest1		128	[1]	172	[6]
Disclosure of Foreign Currency Exchange Exposure		417	[1]	(989)	[6]
Reasonably Possible Scenario		417	[1]	(989)	[6]
Cash Effects1		(421)	[1]	(591)	[6]
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan by plan participants		(94)	[1]	(86)	[4],[6]
Payments Related To Term Of Financial Commitment Actuarial Liability		(327)	[1]	(404)	[6]
Investments in Associates Quoted Stock Exchange Price		86	[1]	(125)	[6]
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)		86	[1]	(125)	[6]
Actuarial Liability	[1]	1,380		1,169	[2],[6]
Present Value Of Obligation	[6]			(33)
PlanAssets Transferred To PP]	[6]			22
Sponsor Contribution For PP	[6]			11
Payments Of Obligations With Contribution For Revision Of Lump Sum Death Benefit	[6]			(101)
Pension Plans Petros Two [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		1,102		987		1,177
Fair Value of Plan Assets		(939)		(822)		(700)
Actuarial Liability Net		163		165
Actuarial Liability		165	[1],[2]	477	[3]
Euro Per Dollar		33		72
Current Service Cost For Defined Benefits Plan		13		37
Net Interest1		20		35
Disclosure of Foreign Currency Exchange Exposure		(45)		(362)
Reasonably Possible Scenario		(45)		(362)
Investments in Associates Quoted Stock Exchange Price		10		(22)
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)		10		(22)
Actuarial Liability		163		165	[1],[2]
Collaboration arrangements [domain]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)		5,813		4,485		5,356
Actuarial Liability Net		5,813		4,485
Actuarial Liability		4,485	[1],[2]	5,356	[3]
Euro Per Dollar		609		1,388
Current Service Cost For Defined Benefits Plan		105		158
Net Interest1		504		385
Disclosure of Foreign Currency Exchange Exposure		791		(1,601)
Reasonably Possible Scenario		791		(1,601)
Cash Effects1		(384)		(309)
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan by plan participants		(384)		(309)	[4]
Investments in Associates Quoted Stock Exchange Price		312		(349)
Others changes		1
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)		311		(349)
Actuarial Liability		5,813		4,485	[1],[2]
Past Service Cost				845
Present Value Of Obligation				845
Other plans [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)				9		26
Fair Value of Plan Assets				2		$ (12)
Actuarial Liability Net				11
Actuarial Liability		11	[1],[2]	16	[3]
Euro Per Dollar				(9)
Current Service Cost For Defined Benefits Plan				(10)
Net Interest1				1
Disclosure of Foreign Currency Exchange Exposure				6
Reasonably Possible Scenario				6
Investments in Associates Quoted Stock Exchange Price		(11)		(2)
Others changes		(10)
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)		$ (1)		(2)
Actuarial Liability	[1],[2]			$ 11

[1]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
[2]	It includes the payment of US$ 1,324 of a portion of the TFC made on February 25, 2022.
[3]	It includes obligations with contribution for the revision of the lump sum death benefit.
[4]	It includes the contribution for the migration to PP-3 (US$ 241).
[5]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
[6]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
[7]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
[8]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
[9]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.